Accumulated other comprehensive income (loss) (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized income	$ 21,176	$ 10,463